Leases - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Leases	Dec. 31, 2019 EUR (€) Leases	Dec. 31, 2019 GBP (£) Leases	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Information Leases [Line Items]
Cash payments leases	$ 159			$ 132	$ 87
Weighted average remaining lease term	42 years	42 years	42 years
Percentage of right of use assets value	91.00%
Cash payments leases-financing activities	$ 59			35	25
Cash payments leases-operating activities	100			97	62
Variable lease payments not included in measurement of lease liabilities	58			48	30
Undiscounted cash flows	3			1
Undiscounted rent payable amount	3,857			3,891
Depreciation,right of use assets	38			35	34
Impairment charges right of use assets	$ 32
Eight Priority Leases [member]
Disclosure Of Information Leases [Line Items]
Number of top leases | Leases	10
Number of leases having extension option not included in calculation | Leases	2	2	2
Undiscounted rent payable amount	$ 525
Lease Period Extension [member]
Disclosure Of Information Leases [Line Items]
Number of top leases | Leases	2
Later than five years [member]
Disclosure Of Information Leases [Line Items]
Undiscounted cash flows receivable	$ 3			3	4
Undiscounted rent payable amount	3,451			3,479
UK Portfolio [member]
Disclosure Of Information Leases [Line Items]
Cash payments leases-financing activities	$ 17			3
Variable lease payments not included in measurement of lease liabilities | £			£ 46
Lease term remaining	24 years	24 years	24 years
UK Portfolio [member] | Right-of-use assets [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets	$ 32
German Hotels [member] | Next Five Years [member]
Disclosure Of Information Leases [Line Items]
Variable lease payments not included in measurement of lease liabilities | €		€ 16
German Hotels [member] | Next Six to Thirty Years [member]
Disclosure Of Information Leases [Line Items]
Variable lease payments not included in measurement of lease liabilities | €		€ 10
Fixed Lease Payment Guaranteed [member]
Disclosure Of Information Leases [Line Items]
Cash payments leases-financing activities	26			3
Depreciation,right of use assets	$ 3			$ 2	$ 1
Bottom of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	1 year	1 year	1 year
Top of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	99 years	99 years	99 years